Taxes - Operating taxes and levies - Profit or loss components (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxes
Territorial Economic Contribution, IFER and similar taxes	€ (559)	€ (642)	€ (652)
Spectrum fees	(374)	(373)	(360)
Levies on telecommunication services	(314)	(333)	(329)
Other operating taxes and levies	(547)	(534)	(586)
Total	€ (1,794)	€ (1,882)	€ (1,926)